Note 5 - Receivables	12 Months Ended
Dec. 31, 2025
Statement Line Items [Line Items]
Disclosure of trade and other receivables [text block]
5.	Receivables

	December 31, 2025	December 31, 2024
GST receivables	$505	$494
Grant receivables	146	570
Other	15	246
	$666	$1,310